Note 14 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
14	Supplemental cash flow information
There were no significant non-cash transactions during the years ended
December
31,
2016
and
2015.
The significant non-cash transaction for the year ended
December
31,
2014
consisted of the issuance of
250,000
common shares in payment of mineral property acquisitions valued at
$73,618
which have been capitalized as mineral property interests.